Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Discloure of Significant Accounting Policies
Description of accounting policy for basis of presentation [text block]
Basis of presentation
These consolidated financial statements include the accounts of POET Technologies Inc. and its subsidiaries; ODIS Inc. ("ODIS"), Opel Solar Inc., BB Photonics Inc., BB Photonics UK Limited (collectively "BB Photonics") and DenseLight Semiconductors Pte. Ltd ("DenseLight"). All intercompany balances and transactions have been eliminated on consolidation.

Description of accounting policy for business combinations [text block]
Business combinations
Acquisitions of businesses are accounted for using the acquisition method. The acquisition cost is measured at the acquisition date at the fair value of the consideration transferred, including all contingent consideration.

Subsequent changes in contingent consideration are accounted for through the consolidated statements of operations and deficit and consolidated statements of comprehensive loss in accordance with the applicable standards.

Goodwill arising on acquisition is initially measured at cost, being the difference between the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree and the net recognized amount (generally fair value) of the identifiable assets and liabilities assumed at the acquisition date. If the net of the amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in the consolidated statements of operations and deficit as a bargain purchase gain.

Acquisition-related costs, other than those that are associated with the issue of debt or equity securities that the Company incurs in connection with a business combination, are expensed as incurred.

Description of accounting policy for foreign currency translation [text block]
Foreign currency translation
These consolidated financial statements are presented in U.S. dollars ("USD"), which is the Company's presentation currency.

Items included in the financial statements of each of the Company's subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not
denominated in the functional currency of an entity are recognized in the statement of operations and deficit.

Assets and liabilities of entities with functional currencies other than U.S. dollars are translated into the presentation currency at the year end rates of exchange, and the results of their operations are translated at average rates of exchange for the year. The resulting translation adjustments are included in accumulated other comprehensive loss in shareholders' equity. Additionally, foreign exchange gains and losses related to certain intercompany loans that are permanent in nature are included in accumulated other comprehensive loss. Elements of equity are translated at historical rates.

Description of accounting policy for financial instruments [text block]
Financial instruments
IFRS
9
introduced new classification and measurement models for financial assets. The investment classifications held-to-maturity and available-for-sale are no
longer used and financial assets at fair value through other comprehensive income ("FVTOCI") were introduced. Financial assets held with an objective to hold assets in order to collect contractual cash flows which arise on specified dates that are solely principal and interest are measured at amortised cost using the effective interest method. Debt investments held with an objective to hold both assets in order to collect contractual cash flows which arise on specified dates that are solely principal and interest as well as selling the asset on the basis of fair value are measured at FVTOCI. All other financial assets are classified and measured at fair value through profit or loss ("FVTPL"). Financial liabilities are classified as either FVTPL or other financial liabilities, and the portion of the change in fair value that relates to the Company's credit risk is presented in other comprehensive income (loss). Instruments classified as FVTPL are measured at fair value with unrealized gains and losses recognized in net income (loss). Other financial liabilities are subsequently measured at amortised cost using the effective interest method.

Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities, other than financial assets and financial liabilities classified as FVTPL, are added to or deducted from the fair value on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities classified as FVTPL are recognized immediately in consolidated net income (loss).

Disclosure of derecognition [text block]
Derecognition

Financial assets
The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not
retain control of the financial asset. Any interest in transferred financial assets that is created or retained by the Company is recognized as a separate asset or liability.

Financial liabilities
A financial liability is derecognized from the balance sheet when it is extinguished, that is, when the obligation specified in the contract is either discharged, cancelled or expires. Where there has been an exchange between an existing borrower and lender of debt instruments with substantially different terms, or there has been a substantial modification of the terms of an existing financial liability, this transaction is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. A gain or loss from extinguishment of the original financial liability is recognized in profit or loss.

The Company's financial instruments include cash and cash equivalents, short-term investments, accounts receivable, accounts payable and accrued liabilities.

The following table outlines the classification of financial instruments under IAS
39
and the revised classification on the adoption of IFRS
9:

	Original classification under IAS 39	New classification under IFRS 9
Financial Assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Short-term investments	FVTPL	Amortized cost
Accounts receivable	Loans and receivables	Amortized cost

Financial Liabilities
Accounts payable and accrued liabilities	Amortized costs	Amortized cost

Convertible debentures are accounted for as a compound financial instrument with a debt component and a separate equity component. The debt component of these compound financial instruments is measured at fair value on initial recognition by discounting the stream of future interest and principal payments at the rate of interest prevailing at the date of issue for instruments of similar term and risk. The debt component is subsequently deducted from the total carrying value of the compound instrument to derive the equity component. The debt component is subsequently measured at amortized cost using the effective interest rate method. Interest expense based on the coupon rate of the debenture and the accretion of the liability component to the amount that will be payable on redemption are recognized through profit or loss as a finance cost.

Description of accounting policy for restricted cash and cash equivalents [text block]
Cash and cash equivalents
Cash and cash equivalents consist of cash in current accounts of
$2,267,868
and funds invested in US Term Deposits of
$300,000
earning interest at
1.31%
and maturing in less than
90
days.

Cash and cash equivalents include restricted funds of
$218,888
which serves as a bank guarantee for the purchase of certain equipment. The bank guarantee is reduced on a monthly basis by
$10,424
which is amount paid monthly in settlement of the outstanding balance on the equipment.

Description of accounting policy for investments other than investments accounted for using equity method [text block]
Short-term investments
The short-term investments of
nil
at
December 31, 2018,
nil
at
December 31, 2017
and
$589,275
at
December 31, 2016
consisted of guaranteed investment certificates ("GICs") held with one
Canadian chartered bank and earn interest at a rate of
0.50%.

Description of accounting policy for trade and other receivables [text block]
Accounts receivable
Accounts receivable are amounts due from customers from the sale of products or services in the ordinary course of business. Accounts receivables are classified as current (on the consolidated statements of financial position) if payment is due within one
year of the reporting period date, and are initially recognized at fair value and subsequently measured at amortized cost.

In determining a default provision, the Company utilizes a provision matrix, as permitted under the simplified approach to measure expected credit losses. In doing so management considered historical credit losses, forward-looking factors specific to the Company's debtors and other macro-economic factors to arrive at expected default rates. The default rates are then applied to the Company's aging to determine expected credit losses. The carrying amount of trade receivables is reduced by the expected credit losses. If the financial conditions of these customers were to deteriorate and the Company determines that no
recovery of a trade receivable is possible, the amount is deemed irrecoverable and subsequently written-off (Note
4
).

Description of accounting policy for measuring inventories [text block]
Inventory
Inventory consists of raw material inventory, work in process, and finished goods and are recorded at the lower of cost and net realizable value. Cost is determined on a first
in
first
out basis and includes all costs of purchase, costs of conversion and other costs incurred in bringing the inventory to its present condition.

An assessment is made of the net realizable value of inventory at each reporting period. Net realizable value is the estimated selling price less the estimated cost of completion and the estimated costs necessary to make the sale. When circumstances that previously caused inventories to be written down no
longer exist or when there is clear evidence of an increase in net realizable value because of changed economic circumstances, the amount of any write down previously recorded is reversed so that the new carrying amount is the lower of the cost and the revised net realizable value. Raw materials are not
written down unless the goods in which they are incorporated are expected to be sold for less than cost, in which case, they are written down by reference to replacement cost of the raw materials, as this is the best indicator of net realizable value.

Description of accounting policy for property, plant and equipment [text block]
Property and equipment
Property and equipment are recorded at cost. Depreciation is calculated based on the estimated useful life of the asset using the following method and useful lives:

Machinery and equipment	Straight Line, 5 years
Leasehold improvements	Straight Line, 5 years or life of the lease, whichever is less
Office equipment	Straight Line, 3 - 5 years

Description of accounting policy for other intangible assets other than goodwill [text block]	Patents and licenses Patents and licenses are recorded at cost and amortized on a straight line basis over 12 years. Ongoing maintenance costs are expensed as incurred.
Description of accounting policy for impairment of assets [text block]
Impairment of long-lived assets
The Company’s tangible and intangible assets are reviewed for indications of impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may
not
be recoverable. An assessment is made at each reporting date whether there is any indication that an asset may
be impaired.

An impairment loss is recognized when the carrying amount of an asset exceeds its recoverable amount. Impairment losses are recognized in profit and loss for the year. The recoverable amount is the greater of the asset’s fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not
generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit ("CGU") to which the asset belongs.

An impairment loss is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not
exceed the carrying amount that would have been determined, net of depreciation or amortization, if no
impairment loss had been recognized.

The Company reported an impairment loss of
$156,717
for the year ended
December 31, 2018 (
2017
-
nil,
2016
-
$63,522
) (Note
21
).

Description of accounting policy for goodwill [text block]
Goodwill
Goodwill represents the excess of the cost of an acquired business over the fair value of the identifiable assets acquired net of liabilities assumed. Goodwill is measured at cost less accumulated impairment losses and is not
amortized. Goodwill is tested for impairment on an annual basis or whenever facts or circumstances indicate that the carrying amount may
exceed its recoverable amount.

The Company performed its annual test for goodwill impairment at
December 31, 2018.
The Company utilized a
five
-year cash flow forecast using the annual budget approved by the Board of Directors as a basis for such forecasts. Cash flow forecasts beyond that of the budget were prepared using a stable growth rate for future periods. These forecasts were based on historical data and future trends expected by the Company. The Company's valuation model also takes into account working capital and capital investments required to maintain the condition of the assets. Forecasted cash flows were discounted using an after-tax rate of
32%.

Based on the impairment tests, the value in-use of the CGU to which goodwill is applicable exceeds the carrying amount. As a result, no
provision for impairment of goodwill was provided.

Description of accounting policy for income tax [text block]
Income taxes
The Company follows the liability method of accounting for income taxes. Under this method, deferred income taxes are provided on differences between the financial reporting and income tax bases of assets and liabilities and on income tax losses available to be carried forward to future years for tax purposes. Deferred income taxes are measured using the substantively enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Deferred tax assets are only recognized if the amount is expected to be realized in the future.

Recently Enacted U.S. Federal Tax Legislation
Introduced initially as the Tax Cuts and Jobs Act, the Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year
2018
(the “Act”) was enacted on
December 22, 2017.
The Act applies to corporations generally beginning with taxable years starting after
December 31, 2017
and reduces the corporate tax rate from a graduated set of rates with a maximum
35%
tax rate to a flat
21%
tax rate. Additionally, the Act introduces other changes that impact corporations, including a net operating loss (“NOL”) deduction annual limitation, an interest expense deduction annual limitation, elimination of the alternative minimum tax, and immediate expensing of the full cost of qualified property. The Act also introduces an international tax reform that moves the U.S. toward a territorial system, in which income earned in other countries will generally not
be subject to U.S. taxation. However, the accumulated foreign earnings of certain foreign corporations will be subject to a one
-time transition tax, which can be elected to be paid over an eight
-year tax transition period, using specified percentages, or in one
lump sum. NOL and foreign tax credit (“FTC”) carryforwards can be used to offset the transition tax liability. As a result of this new regulation, the Company reduced its deferred tax assets by
$9,472,000
in
2017.
See note
23.

Description of accounting policy for recognition of revenue [text block]
Revenue recognition
Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third
parties. The Company recognizes revenue when it transfers control over a product or service to a customer.

Sale of goods
Revenue from the sale of goods is recognized, net of discounts and customer rebates, at the point in time the transfer of control of the related products has taken place as specified in the sales contract and collectability is reasonably assured.

Service revenue
The Company provides contract services, primarily in the form of non-recurring revenue ("NRE") where control is passed to the customer over time. The contracts generally provide agreed upon milestones for customer payment which include but are not
limited to the delivery of sample products, design reports and test reports. The customer makes payment when it has approved the delivery of the milestone. The Company must determine if the contract is made up of a series of independent performance obligations or a single performance obligation. Where NRE contracts contain multiple performance obligations for which a standalone transaction price can be assessed, revenue is recognized as each performance obligation is satisfied. Where NRE contracts contain a single performance obligation to be settled over time, revenue is recognized progressively based on the output method.

The Company recently adopted IFRS
15
-
Revenue from Contracts from Customers,
further explained in notes
3
and
24.

Description of accounting policy for other income and costs [text block]
Other income
Interest income
Interest income on cash is recognized as earned using the effective interest method.

Government Grants
Grants received exclusively from governmental agencies such as the Department of Defense of the United States of America, NASA and Productivity and Innovation Credit Scheme Singapore ("PIC Grant"), relating to research and development or expenditure on technology, are recognized as other income.

PIC Grants are offered as a percentage of qualifying expenditures. PIC Grants are paid out in cash. Other income earned on government grants in
2018
was
nil
(
2017
-
nil,
2016
-
$14,027
).

Research and Development Credits
The Company is eligible to receive cash credits for certain qualifying research and development expenses based on actual spending over a three
year period, with an expectation that the credits will
not
exceed a certain dollar value over the
three
year period. At
December 31, 2018,
the Company has a recoverable amount of
$1,905,593
relating to these research and development credits (
2017
-
$1,287,539,
2016
-
nil
) and is classified as prepaid and other current assets. Qualifying recovery of
$1,481,260
have been recorded for the year ended
December 31, 2018 (
2017
-
$1,695,383,
2016
-
nil
) and is included in other income.

Description of accounting policy for intangible assets other than goodwill [text block]
Intangible assets
Research and development costs
Research costs are expensed in the year incurred. Development costs are also expensed in the year incurred unless the Company believes a development project meets IFRS criteria as set out in IAS
38,
Intangible Assets
, for deferral and amortization. IAS
38
requires all research costs be charged to expense while development costs are capitalised only after technical and commercial feasibility of the asset for sale or use have been established. This means that the entity must intend and be able to complete the intangible asset and either use it or sell it and be able to demonstrate how the asset will generate future economic benefits. Development costs are tested for impairment whenever events or changes indicate that its carrying amount may
not
be recoverable.

In-Process Research and Development
Under IFRS, in-process research and development ("IPR&D") acquired in a business combination that meets the definition of an intangible asset is capitalized with amortization commencing when the asset is ready for use (i.e., when development is complete). The Company acquired
$714,000
of IPR&D when it acquired BB Photonics Inc. in
2016.
The development of this IPR&D is still incomplete, therefore no
amortization has been charged against IPR&D.

Customer relationships
Intangible assets include customer relationships acquired with the acquisition of DenseLight. Customer relationships is an externally acquired intangible asset and is measured at cost less accumulated amortization and any accumulated impairment losses. Customer relationships are amortized on a straight-line basis over their estimated useful lives and is tested for impairment whenever events or changes indicate that their carrying amount may
not
be recoverable. The useful life of customer relationships was determined to be
5
years.

Description of accounting policy for share-based payment transactions [text block]
Stock-based compensation
Stock options and warrants awarded to non employees are measured using the fair value of the goods or services received unless that fair value cannot be estimated reliably, in which case measurement is based on the fair value of the stock options. Stock options and warrants awarded to employees are accounted for using the fair value method. The fair value of such stock options and warrants granted is recognized as an expense on a proportionate basis consistent with the vesting features of each tranche of the grant. The fair value is calculated using the Black-Scholes option pricing model with assumptions applicable at the date of grant.

Description of accounting policy for earnings per share [text block]
Loss per share
Basic loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the year. Diluted loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the year after giving effect to potentially dilutive financial instruments. The dilutive effect of stock options and warrants is determined using the treasury stock method.